Net loss per share - Additional Information (Detail) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Common Stock Warrants [Member] | H.C. Wainwright & Co., LLC [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock warrants issued	279,029	279,029